Right-of-use asset/Lease Liability - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Amortization of Right-of-use asset	$ 1,301	$ 222
Interest on Lease liability	463	73
Total	$ 1,764	$ 295